Trade Accounts Receivable - Summary of Past Due Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets past due but not impaired [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 230.8	$ 217.8
Financial assets past due but not impaired [member] | Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	13.6	13.6
Financial assets past due but not impaired [member] | From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	1.2	4.6
Financial assets past due but not impaired [member] | More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	2.8	7.7
Financial asset not past due and not impaired [Member]
Disclosure of trade accounts receivables [line items]
Not due	$ 213.2	$ 191.9